Vessels and other fixed assets, net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net:

5.       Vessels and other fixed assets, net:

 The amounts in the consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2017	2,186,856	-411,775	1,775,081
- Transfer from advances for vessels under construction and acquisition of vessels	163,138	-	163,138
- Acquisitions, improvements and other vessel costs	844,474	-	844,474
- Vessel disposal/ transfer to Held for sale	(5,949)	-	(5,949)
- Impairment loss	(83,256)	65,472	(17,784)
- Depreciation for the period	-	(102,852)	(102,852)
Balance, December 31, 2018	$3,105,263	$-449,155	$2,656,108
- Transfer from advances for vessels under construction and acquisition of vessels	157,589	-	157,589
- Acquisitions, improvements and other vessel costs	335,671	-	335,671
- Vessel disposal	(163,049)	106,899	(56,150)
- Impairment loss	(24,551)	21,140	(3,411)
- Depreciation for the period	-	(124,280)	(124,280)
Balance, December 31, 2019	$3,410,923	$(445,396)	$2,965,527

As of December 31, 2019, 80 of the Company’s 116 vessels, having a net carrying value of $2,166,419, were subject to first-priority mortgages as collateral to their loan facilities (Note 9). The carrying value of the vessels under bareboat lease agreements as of December 31, 2019 was $798,863 (Note 7). In addition, the seven vessels financed under the ABN $115,000 Facility, the two vessels financed under the BNP Facility and the 11 vessels financed under Citi $130,000 Facility also secure the Atradius Facility on a second priority basis. Finally, the eight vessels financed under the HSBC $80,000 Facility secure on a second priority basis the HSBC Working Capital Facility.

Vessels acquired/delivered/disposed of during the year ended December 31, 2018

Delivery of newbuilding and secondhand vessels:

(i)	On January 3, 2018, March 26, 2018 and May 14, 2018, the Company took delivery of the Newcastlemax vessels Star Eleni (ex-HN 1342), Star Magnanimus (ex-HN 1361) and Star Leo (ex-HN 1343) which, were financed under bareboat leases with CSSC (Note 7).
(ii)	During the third quarter of 2018, the Company acquired the 15 Songa Vessels and the 16 Augustea Vessels (Note 3). The Songa Vessel Purchase Transaction and the Augustea Vessel Purchase Transaction were accounted for as asset acquisitions, in accordance with ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, with the cost of the vessels acquired totaling $452,661 and $327,680, respectively. The cost of the shares issued for the respective transactions was determined by reference to the Company’s closing share market price on the corresponding closing dates, which was $13.31 per share on July 6, 2018, for the Songa Vessel Purchase Transaction and $14.00 per share on August 3, 2018, for the Augustea Vessel Purchase Transaction.
(iii)	On August 27, 2018, the Company entered into a definitive purchase agreement with entities affiliated with E.R. Capital Holding GmbH & Cie. KG, pursuant to which the Company approved the acquisition of three dry bulk vessels (the “Step 1 Vessels”) in 2018. The first of the Step 1 Vessels, Star Bright, was delivered to the Company on October 10, 2018, in exchange for 291,300 common shares and cash consideration of $9,167 with the total acquisition cost being $13,073. The cash consideration of the vessel acquisition was partially financed through the second tranche of the ABN $115,000 Facility. The cost of the shares issued in connection with this acquisition was determined by reference to the Company’s closing share market price on the delivery date, October 10, 2018, of $13.87 per share.
(iv)	On November 16, 2018, the Company took delivery of the Ultramax vessel Star Anna, which has been acquired from a third party for a purchase price of $19,800.

 Sale of vessels/ Vessel held for sale:

On November 20, 2018, the Company entered into an agreement with a third party to sell the vessel Star Delta. The vessel was delivered to its new owner on January 8, 2019. As of December 31, 2018, the vessel met the criteria for classification as held for sale and is therefore separately presented within “Vessels held for sale” in the consolidated balance sheet, at agreed selling price less cost to sell.

In addition, as of December 31, 2018, as part of its strategic goal to dispose the older vessels in its fleet, the Company was in negotiations for the sale of the vessels Star Kappa and Star Aurora. The Company executed the respective sale agreements with third parties in February 2019 (discussed below). None of these two vessels met the criteria to be classified as held for sale as of December 31, 2018.

Vessels acquired/delivered during the year ended December 31, 2019

Delivery of newbuilding and secondhand vessels:

i)	On April 16, 2019, May 28, 2019 and July 15, 2019, the Company took delivery of the Newcastlemax vessels Katie K (ex-HN 1388), Debbie H (ex-HN 1389) and Star Ayesha (ex-HN 1390), respectively, (together, the “OCC Vessels”) acquired through the OCC Vessel Purchase Transaction (Note 3), which were financed under bareboat leases with CSSC (Note 7).
ii)	On January 7 and 14, 2019, the Company took delivery of the Capesize vessels Star Janni and Star Marianne, respectively, the remaining two of the Step 1 Vessels (discussed above). The vessels were delivered to the Company in exchange for an aggregate of 999,336 of its common shares and cash consideration of $31,772, with the total acquisition cost being $41,837. The cash consideration was partially financed through the third and fourth tranche of the ABN $115,000 Facility. The cost of the shares issued in connection with this acquisition was determined by reference to the Company’s closing share market prices of $10.41 and $9.66 on the delivery dates of Star Janni and Star Marianne, respectively.
iii)	On May 27, 2019, the Company entered into an en bloc definitive agreement with entities controlled by Delphin Shipping, LLC (“Delphin”), an entity affiliated with Kelso & Company, pursuant to which it agreed to acquire 11 operating dry bulk vessels (the “Delphin Vessels”). The vessels were delivered to the Company in exchange for an aggregate of 4,503,370 of its common shares and cash consideration of $80,000, with the total acquisition cost being $127,532. The cash consideration was financed through proceeds from a new seven-year finance lease of $91,431 with China Merchants Bank Leasing (“CMBL”) (Note 7). All 11 Delphin Vessels were delivered to the Company during the third quarter of 2019. The cost of the shares issued in connection with the acquisition of Delphin Vessels was determined by reference to the Company’s closing share market prices on each delivery date of the Delphin Vessels.

Sale of vessels:

In February 2019, the Company entered into two separate agreements with third parties to sell the vessels Star Kappa and Star Aurora, which were delivered to their new owners on March 8 and 6, 2019, respectively. On June 21, 2019 and July 8, 2019, the Company entered into two separate agreements with third parties to sell the vessels Star Anna and Star Gamma, which were delivered to their new owners on September 23 and 5, 2019, respectively. In addition in October 2019, the Company entered into two separate agreements with third parties to sell the vessels Star Cosmo and Star Epsilon, which were delivered to their new owners on December 17 and 9, 2019, respectively.

The Company decided to sell the respective vessels as part of its strategic goal to dispose the older vessels in its fleet.

In connection with the aforementioned sales in 2019 and the delivery to the sellers of the vessel Star Delta (discussed above), the Company recognized an aggregate net loss on sale of $5,493.

Impairment Analysis

In light of the economic downturn and the prevailing conditions in the shipping industry, as of December 31, 2017, 2018 and 2019, the Company performed an impairment analysis for each of its operating vessels whose carrying value was above its market value and for each newbuilding (for 2017 and 2018) whose cost on a fully delivered basis, was above its market value.

As part of the agreed and intended sales in 2018, as described above, and by reference to their agreed or negotiated sale prices (Level 2), the Company recognized an impairment loss of $17,784, for the year ended December 31, 2018, which is separately reflected in the consolidated statement of operations (Note 19). Further to that, based on the Company’s impairment analysis no further impairment loss was considered necessary for the year ended December 31, 2018.

In connection with the sale of Star Gamma and Star Anna in 2019 (discussed above), the Company recognized an aggregate impairment loss of $3,411. The Company’s annual impairment analysis for the year ended December 31, 2019, did not result in any additional impairment charges.